TAXES ON INCOME - Taxes on income (tax benefit) included in profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
TAXES ON INCOME
Current taxes			$ 97	$ 28
Deferred taxes, see also Note 21d above			(107)	(65)
Taxes in respect of previous years			14	296
Income taxes	$ 38	$ (7)	$ 4	$ 259